12. INCOME TAXES: Schedule of tax credits and unused tax losses (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Exploration and evaluation assets
Significant components of the Company's temporary differences, unused tax credits and unused tax losses	$ 2,500,000	$ 2,962,000
Expiry Date Range	No expiry date	No expiry date
Property and equipment
Significant components of the Company's temporary differences, unused tax credits and unused tax losses	$ 16,000	$ 53,000
Expiry Date Range	No expiry date	No expiry date
Share issue costs
Significant components of the Company's temporary differences, unused tax credits and unused tax losses	$ 230,000	$ 111,000
Expiry Date Range	2040 to 2043	2039 to 2042
Allowable capital losses
Significant components of the Company's temporary differences, unused tax credits and unused tax losses	$ 3,221,000	$ 3,221,000
Expiry Date Range	No expiry date	No expiry date
Non-capital losses available for future periods
Significant components of the Company's temporary differences, unused tax credits and unused tax losses	$ 16,122,000	$ 15,614,000
Expiry Date Range	2020 to 2039	2019 to 2038